LOANS AND BORROWINGS - Summary of Maturity Analysis of Operating Lease Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Leases	$ 24,074	$ 12,137
Convertible notes	11,448
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases	89,284	52,649
Convertible notes	364,800
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases	146,525	$ 101,603
Convertible notes	$ 0